                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment            [_] Amendment Number:  __________________
This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Columbus Hill Capital Management, L.P.
Address: 830 Morris Turnpike
         Short Hills, NJ 07078

Form 13F File Number:   028-12244

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    George Kim
Title:   Chief Financial Officer
Phone:   973-921-3420

Signature, Place, and Date of Signing:

    /s/ George Kim             Short Hills, NJ             August 13, 2012
_______________________    ________________________    _______________________
      (Signature)               (City, State)                  (Date)

Report Type (Check only one.):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        2

Form 13F Information Table Entry Total:   24

Form 13F Information Table Value Total:   412,546
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.  Form 13F File Number  Name
---  --------------------  ----
1         028-12245        CHC Partners, L.L.C.
2         028-12247        Kevin D. Eng

                          FORM 13F INFORMATION TABLE

       COLUMN 1               COLUMN 2     COLUMN 3  COLUMN 4         COLUMN 5            COLUMN 6      COLUMN 7
------------------------- ---------------- --------- -------- ------------------------- --------------- --------


                              TITLE OF                VALUE    SHRS OR                    INVESTMENT     OTHER
     NAME OF ISSUER            CLASS        CUSIP    (x1000)   PRN AMT  SH/PRN PUT/CALL   DISCRETION    MANAGERS
------------------------- ---------------- --------- -------- --------- ------ -------- --------------- --------
CLOUD PEAK ENERGY INC           COM        18911Q102   1,691    100,000   SH            Shared-Defined    1, 2
DANA HLDG CORP                  COM        235825205  17,061  1,331,852   SH            Shared-Defined    1, 2
DELPHI AUTOMOTIVE PLC           SHS        G27823106  33,779  1,324,676   SH            Shared-Defined    1, 2
E TRADE FINANCIAL CORP        COM NEW      269246401   4,824    600,000   SH            Shared-Defined    1, 2
SELECT SECTOR SPDR TR      SBI INT-ENERGY  81369Y506  37,499    565,000   SH            Shared-Defined    1, 2
ENERGY XXI (BERMUDA) LTD    USD UNRS SHS   G10082140  40,055  1,280,134   SH            Shared-Defined    1, 2
GENERAL MTRS CO                 COM        37045V100  15,166    769,044   SH            Shared-Defined    1, 2
GENERAL MTRS CO           *W EXP 07/10/201 37045V118     562     50,960   SH            Shared-Defined    1, 2
GENERAL MTRS CO           *W EXP 07/10/201 37045V126     346     50,960   SH            Shared-Defined    1, 2
HCA HOLDINGS INC                COM        40412C101   4,565    150,000   SH            Shared-Defined    1, 2
HUNTSMAN CORP                   COM        447011107  15,453  1,194,200   SH            Shared-Defined    1, 2
ISHARES TR                  RUSSELL 2000   464287655  10,025    126,000   SH            Shared-Defined    1, 2
LYONDELLBASELL
 INDUSTRIES N                SHS - A -     N53745100  26,015    646,004   SH            Shared-Defined    1, 2
MARATHON PETE CORP              COM        56585A102  31,155    693,556   SH            Shared-Defined    1, 2
MASCO CORP                      COM        574599106  29,196  2,105,000   SH            Shared-Defined    1, 2
MCMORAN EXPLORATION CO          COM        582411104  12,624    996,400   SH            Shared-Defined    1, 2
MGIC INVT CORP WIS              COM        552848103   5,584  1,938,900   SH            Shared-Defined    1, 2
ROCKWOOD HLDGS INC              COM        774415103   3,581     80,750   SH            Shared-Defined    1, 2
SEMGROUP CORP                   CL A       81663A105  22,094    691,946   SH            Shared-Defined    1, 2
SUNCOKE ENERGY INC              COM        86722A103  21,607  1,474,903   SH            Shared-Defined    1, 2
SUNOCO INC                      COM        86764P109  30,734    647,034   SH            Shared-Defined    1, 2
UNITED RENTALS INC              COM        911363109  22,341    656,315   SH            Shared-Defined    1, 2
U S AIRWAYS GROUP INC           COM        90341W108  10,451    784,000   SH            Shared-Defined    1, 2
WPX ENERGY INC                  COM        98212B103  16,138    997,400   SH            Shared-Defined    1, 2

       COLUMN 1                 COLUMN 8
------------------------- ---------------------
                            VOTING AUTHORITY
                          ---------------------

     NAME OF ISSUER         SOLE    SHARED NONE
------------------------- --------- ------ ----
CLOUD PEAK ENERGY INC       100,000   0     0
DANA HLDG CORP            1,331,852   0     0
DELPHI AUTOMOTIVE PLC     1,324,676   0     0
E TRADE FINANCIAL CORP      600,000   0     0
SELECT SECTOR SPDR TR       565,000   0     0
ENERGY XXI (BERMUDA) LTD  1,280,134   0     0
GENERAL MTRS CO             769,044   0     0
GENERAL MTRS CO              50,960   0     0
GENERAL MTRS CO              50,960   0     0
HCA HOLDINGS INC            150,000   0     0
HUNTSMAN CORP             1,194,200   0     0
ISHARES TR                  126,000   0     0
LYONDELLBASELL
 INDUSTRIES N               646,004   0     0
MARATHON PETE CORP          693,556   0     0
MASCO CORP                2,105,000   0     0
MCMORAN EXPLORATION CO      996,400   0     0
MGIC INVT CORP WIS        1,938,900   0     0
ROCKWOOD HLDGS INC           80,750   0     0
SEMGROUP CORP               691,946   0     0
SUNCOKE ENERGY INC        1,474,903   0     0
SUNOCO INC                  647,034   0     0
UNITED RENTALS INC          656,315   0     0
U S AIRWAYS GROUP INC       784,000   0     0
WPX ENERGY INC              997,400   0     0